Subsidiary guarantee information (Tables)	6 Months Ended
Jun. 30, 2017
Subsidiary guarantee information
Condensed Financial Statements [Table Text Block]
Condensed consolidating statements of operations
in 2Q17	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,350	3,252		4,602	138		(138)	4,602
Interest expense	(1,095)	(1,762)		(2,857)	(151)		143	(2,865)
Net interest income	255	1,490		1,745	(13)		5	1,737
Commissions and fees	862	2,007		2,869	7		29	2,905
Trading revenues	21	228		249	(1)		(11)	237
Other revenues	226	129		355	321	[2]	(350)	326
Net revenues	1,364	3,854		5,218	314		(327)	5,205
Provision for credit losses	2	80		82	0		0	82
Compensation and benefits	762	1,815		2,577	19		(54)	2,542
General and administrative expenses	421	1,198		1,619	(12)		(27)	1,580
Commission expenses	60	290		350	0		0	350
Restructuring expenses	37	24		61	0		8	69
Total other operating expenses	518	1,512		2,030	(12)		(19)	1,999
Total operating expenses	1,280	3,327		4,607	7		(73)	4,541
Income/(loss) before taxes	82	447		529	307		(254)	582
Income tax expense/(benefit)	126	163		289	4		(17)	276
Net income/(loss)	(44)	284		240	303		(237)	306
Net income/(loss) attributable to noncontrolling interests	33	(33)		0	0		3	3
Net income/(loss) attributable to shareholders	(77)	317		240	303		(240)	303
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2Q17	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	(44)	284		240	303	(237)	306
Gains/(losses) on cash flow hedges	0	8		8	2	0	10
Foreign currency translation	(709)	(379)		(1,088)	0	(13)	(1,101)
Unrealized gains/(losses) on securities	0	(5)		(5)	0	0	(5)
Actuarial gains/(losses)	4	9		13	0	69	82
Net prior service credit/(cost)	0	0		0	0	(28)	(28)
Gains/(losses) on liabilities related to credit risk	(6)	(556)		(562)	(26)	(42)	(630)
Other comprehensive income/(loss), net of tax	(711)	(923)		(1,634)	(24)	(14)	(1,672)
Comprehensive income/(loss)	(755)	(639)		(1,394)	279	(251)	(1,366)
Comprehensive income/(loss) attributable to noncontrolling interests	40	(73)		(33)	0	30	(3)
Comprehensive income/(loss) attributable to shareholders	(795)	(566)		(1,361)	279	(281)	(1,363)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2Q16	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,421	3,336		4,757	69		(69)	4,757
Interest expense	(961)	(1,789)		(2,750)	(82)		74	(2,758)
Net interest income	460	1,547		2,007	(13)		5	1,999
Commissions and fees	909	1,849		2,758	7		31	2,796
Trading revenues	(167)	263		96	13		(15)	94
Other revenues	198	51		249	158	[2]	(188)	219
Net revenues	1,400	3,710		5,110	165		(167)	5,108
Provision for credit losses	(8)	(20)		(28)	0		0	(28)
Compensation and benefits	790	1,991		2,781	13		(60)	2,734
General and administrative expenses	464	1,327		1,791	(19)		(12)	1,760
Commission expenses	60	292		352	1		(1)	352
Restructuring expenses	22	64		86	0		5	91
Total other operating expenses	546	1,683		2,229	(18)		(8)	2,203
Total operating expenses	1,336	3,674		5,010	(5)		(68)	4,937
Income/(loss) before taxes	72	56		128	170		(99)	199
Income tax expense	7	12		19	0		2	21
Net income/(loss)	65	44		109	170		(101)	178
Net income/(loss) attributable to noncontrolling interests	50	(41)		9	0		(1)	8
Net income/(loss) attributable to shareholders	15	85		100	170		(100)	170
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2Q16	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	65	44		109	170	(101)	178
Gains/(losses) on cash flow hedges	0	22		22	(2)	0	20
Foreign currency translation	268	65		333	4	8	345
Unrealized gains/(losses) on securities	0	2		2	0	0	2
Actuarial gains/(losses)	6	4		10	0	72	82
Net prior service credit/(cost)	0	0		0	0	(25)	(25)
Gains/(losses) on liabilities related to credit risk	6	(56)		(50)	(10)	(9)	(69)
Other comprehensive income/(loss), net of tax	280	37		317	(8)	46	355
Comprehensive income/(loss)	345	81		426	162	(55)	533
Comprehensive income/(loss) attributable to noncontrolling interests	(458)	491		33	0	(11)	22
Comprehensive income/(loss) attributable to shareholders	803	(410)		393	162	(44)	511
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 6M17	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	2,611	6,034		8,645	265		(266)	8,644
Interest expense	(2,072)	(3,133)		(5,205)	(291)		222	(5,274)
Net interest income	539	2,901		3,440	(26)		(44)	3,370
Commissions and fees	1,901	3,973		5,874	14		63	5,951
Trading revenues	102	672		774	(4)		41	811
Other revenues	443	209		652	917	[2]	(962)	607
Net revenues	2,985	7,755		10,740	901		(902)	10,739
Provision for credit losses	4	131		135	0		0	135
Compensation and benefits	1,587	3,701		5,288	35		(123)	5,200
General and administrative expenses	894	2,398		3,292	(34)		(30)	3,228
Commission expenses	129	589		718	0		0	718
Restructuring expenses	66	89		155	0		51	206
Total other operating expenses	1,089	3,076		4,165	(34)		21	4,152
Total operating expenses	2,676	6,777		9,453	1		(102)	9,352
Income/(loss) before taxes	305	847		1,152	900		(800)	1,252
Income tax expense/(benefit)	109	277		386	1		(33)	354
Net income/(loss)	196	570		766	899		(767)	898
Net income/(loss) attributable to noncontrolling interests	(9)	7		(2)	0		1	(1)
Net income/(loss) attributable to shareholders	205	563		768	899		(768)	899
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 6M17	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	196	570		766	899	(767)	898
Gains/(losses) on cash flow hedges	0	2		2	4	0	6
Foreign currency translation	(1,074)	(502)		(1,576)	(1)	(24)	(1,601)
Unrealized gains/(losses) on securities	0	(7)		(7)	0	0	(7)
Actuarial gains/(losses)	8	17		25	0	160	185
Net prior service credit/(cost)	0	0		0	0	(67)	(67)
Gains/(losses) on liabilities related to credit risk	(22)	(903)		(925)	(150)	(68)	(1,143)
Other comprehensive income/(loss), net of tax	(1,088)	(1,393)		(2,481)	(147)	1	(2,627)
Comprehensive income/(loss)	(892)	(823)		(1,715)	752	(766)	(1,729)
Comprehensive income/(loss) attributable to noncontrolling interests	1	(54)		(53)	0	42	(11)
Comprehensive income/(loss) attributable to shareholders	(893)	(769)		(1,662)	752	(808)	(1,718)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 6M16	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	3,096	6,247		9,343	140		(141)	9,342
Interest expense	(2,010)	(3,307)		(5,317)	(167)		152	(5,332)
Net interest income	1,086	2,940		4,026	(27)		11	4,010
Commissions and fees	1,675	3,717		5,392	13		66	5,471
Trading revenues	(933)	621		(312)	72		63	(177)
Other revenues	427	84		511	(208)	[2]	139	442
Net revenues	2,255	7,362		9,617	(150)		279	9,746
Provision for credit losses	(7)	129		122	0		0	122
Compensation and benefits	1,594	3,725		5,319	18		(121)	5,216
General and administrative expenses	948	2,735		3,683	(38)		(37)	3,608
Commission expenses	121	618		739	1		(1)	739
Restructuring expenses	142	177		319	0		27	346
Total other operating expenses	1,211	3,530		4,741	(37)		(11)	4,693
Total operating expenses	2,805	7,255		10,060	(19)		(132)	9,909
Income/(loss) before taxes	(543)	(22)		(565)	(131)		411	(285)
Income tax expense/(benefit)	(246)	(25)		(271)	1		112	(158)
Net income/(loss)	(297)	3		(294)	(132)		299	(127)
Net income/(loss) attributable to noncontrolling interests	72	(70)		2	0		3	5
Net income/(loss) attributable to shareholders	(369)	73		(296)	(132)		296	(132)
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 6M16	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	(297)	3		(294)	(132)	299	(127)
Gains/(losses) on cash flow hedges	0	68		68	(2)	0	66
Foreign currency translation	(312)	(191)		(503)	6	(13)	(510)
Unrealized gains/(losses) on securities	0	7		7	0	0	7
Actuarial gains/(losses)	13	7		20	0	167	187
Net prior service credit/(cost)	0	0		0	0	(53)	(53)
Gains/(losses) on liabilities related to credit risk	55	987		1,042	78	77	1,197
Other comprehensive income/(loss), net of tax	(244)	878		634	82	178	894
Comprehensive income/(loss)	(541)	881		340	(50)	477	767
Comprehensive income/(loss) attributable to noncontrolling interests	72	(84)		(12)	0	13	1
Comprehensive income/(loss) attributable to shareholders	(613)	965		352	(50)	464	766
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets
end of 2Q17	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,482	107,684		110,166	746	(580)	110,332
Interest-bearing deposits with banks	3,296	(2,660)		636	5	0	641
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,364	50,983		129,347	0	0	129,347
Securities received as collateral	28,880	4,505		33,385	0	0	33,385
Trading assets	42,436	98,648		141,084	0	(103)	140,981
Investment securities	380	1,899		2,279	9,685	(9,683)	2,281
Other investments	987	5,583		6,570	46,799	(46,736)	6,633
Net loans	12,196	265,171		277,367	34	(3,536)	273,865
Premises and equipment	935	3,497		4,432	0	93	4,525
Goodwill	707	3,267		3,974	0	699	4,673
Other intangible assets	166	29		195	0	0	195
Brokerage receivables	19,974	20,305		40,279	0	0	40,279
Other assets	12,922	22,858		35,780	396	98	36,274
Total assets	203,725	581,769		785,494	57,665	(59,748)	783,411
Liabilities and equity (CHF million)
Due to banks	122	17,528		17,650	3,203	(3,199)	17,654
Customer deposits	8	358,042		358,050	0	(1,376)	356,674
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	52,106	(21,395)		30,711	0	0	30,711
Obligation to return securities received as collateral	28,880	4,505		33,385	0	0	33,385
Trading liabilities	11,339	32,176		43,515	0	20	43,535
Short-term borrowings	16,612	625		17,237	0	0	17,237
Long-term debt	46,566	129,154		175,720	10,686	(9,706)	176,700
Brokerage payables	22,088	11,457		33,545	0	0	33,545
Other liabilities	10,310	19,700		30,010	283	(159)	30,134
Total liabilities	188,031	551,792		739,823	14,172	(14,420)	739,575
Total shareholders' equity	15,550	29,174		44,724	43,493	(44,724)	43,493
Noncontrolling interests	144	803		947	0	(604)	343
Total equity	15,694	29,977		45,671	43,493	(45,328)	43,836

Total liabilities and equity	203,725	581,769		785,494	57,665	(59,748)	783,411
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 4Q16	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,491	118,575		121,066	938	(843)	121,161
Interest-bearing deposits with banks	3,520	(2,753)		767	5	0	772
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,363	52,476		134,839	0	0	134,839
Securities received as collateral	30,914	1,650		32,564	0	0	32,564
Trading assets	48,914	116,478		165,392	0	(242)	165,150
Investment securities	511	1,975		2,486	4,173	(4,170)	2,489
Other investments	1,146	5,571		6,717	44,753	(44,693)	6,777
Net loans	12,809	266,151		278,960	126	(3,110)	275,976
Premises and equipment	990	3,676		4,666	0	45	4,711
Goodwill	756	3,433		4,189	0	724	4,913
Other intangible assets	179	34		213	0	0	213
Brokerage receivables	17,461	15,970		33,431	0	0	33,431
Other assets	13,119	23,656		36,775	244	(154)	36,865
Total assets	215,173	606,892		822,065	50,239	(52,443)	819,861
Liabilities and equity (CHF million)
Due to banks	77	22,723		22,800	2,943	(2,943)	22,800
Customer deposits	8	357,216		357,224	0	(1,391)	355,833
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	54,900	(21,884)		33,016	0	0	33,016
Obligation to return securities received as collateral	30,914	1,650		32,564	0	0	32,564
Trading liabilities	10,125	34,827		44,952	0	(22)	44,930
Short-term borrowings	17,110	(1,725)		15,385	0	0	15,385
Long-term debt	41,481	151,014		192,495	5,078	(4,258)	193,315
Brokerage payables	28,706	11,146		39,852	0	0	39,852
Other liabilities	14,992	24,927		39,919	321	(385)	39,855
Total liabilities	198,313	579,894		778,207	8,342	(8,999)	777,550
Total shareholders' equity	17,006	25,783		42,789	41,897	(42,789)	41,897
Noncontrolling interests	(146)	1,215		1,069	0	(655)	414
Total equity	16,860	26,998		43,858	41,897	(43,444)	42,311

Total liabilities and equity	215,173	606,892		822,065	50,239	(52,443)	819,861
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of cash flows
in 6M17	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(7,549)	6,351		(1,198)	(1,063)	[2]	29	(2,232)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	126		126	0		0	126
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,301)	(1,029)		(2,330)	0		0	(2,330)
Purchase of investment securities	0	(44)		(44)	(1,677)		1,677	(44)
Proceeds from sale of investment securities	0	7		7	0		0	7
Maturities of investment securities	76	116		192	0		0	192
Investments in subsidiaries and other investments	(160)	(727)		(887)	(4,101)		4,101	(887)
Proceeds from sale of other investments	243	588		831	0		0	831
(Increase)/decrease in loans	(216)	(5,520)		(5,736)	(3,725)		4,253	(5,208)
Proceeds from sales of loans	0	3,785		3,785	0		0	3,785
Capital expenditures for premises and equipment and other intangible assets	(117)	(355)		(472)	0		(1)	(473)
Proceeds from sale of premises and equipment and other intangible assets	1	50		51	0		(50)	1
Other, net	30	23		53	0		0	53
Net cash provided by/(used in) investing activities of continuing operations	(1,444)	(2,980)		(4,424)	(9,503)		9,980	(3,947)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	52	4,177		4,229	259		(264)	4,224
Increase/(decrease) in short-term borrowings	615	2,102		2,717	0		0	2,717
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	734	(1,212)		(478)	0		0	(478)
Issuances of long-term debt	15,419	7,279		22,698	5,719		(5,691)	22,726
Repayments of long-term debt	(7,375)	(28,271)		(35,646)	0		90	(35,556)
Issuances of common shares	0	0		0	4,253		0	4,253
Sale of treasury shares	0	0		0	0		5,834	5,834
Repurchase of treasury shares	0	0		0	(565)		(5,880)	(6,445)
Dividends paid	(8)	(4)		(12)	(584)		8	(588)
Other, net	(287)	3,807		3,520	592		(3,842)	270
Net cash provided by/(used in) financing activities of continuing operations	9,150	(12,122)		(2,972)	9,674		(9,745)	(3,043)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(166)	(2,140)		(2,306)	700		(1)	(1,607)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(9)	(10,891)		(10,900)	(192)		263	(10,829)

Cash and due from banks at beginning of period	2,491	118,575		121,066	938		(843)	121,161
Cash and due from banks at end of period	2,482	107,684		110,166	746		(580)	110,332
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 8 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 6M16	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	6,911	3,108		10,019	(35)	[2]	(150)	9,834
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(3,345)	3,401		56	0		0	56
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	11,075	(10,289)		786	0		0	786
Purchase of investment securities	0	(60)		(60)	0		0	(60)
Proceeds from sale of investment securities	0	9		9	0		0	9
Maturities of investment securities	138	75		213	0		0	213
Investments in subsidiaries and other investments	(152)	(221)		(373)	(710)		705	(378)
Proceeds from sale of other investments	1,456	(873)		583	0		8	591
(Increase)/decrease in loans	1,839	(4,253)		(2,414)	15		316	(2,083)
Proceeds from sales of loans	0	415		415	0		0	415
Capital expenditures for premises and equipment and other intangible assets	(158)	(423)		(581)	0		(1)	(582)
Proceeds from sale of premises and equipment and other intangible assets	49	4		53	0		0	53
Other, net	7	44		51	2		(2)	51
Net cash provided by/(used in) investing activities of continuing operations	10,909	(12,171)		(1,262)	(693)		1,026	(929)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	80	8,531		8,611	344		(183)	8,772
Increase/(decrease) in short-term borrowings	2,495	554		3,049	0		0	3,049
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,758)	7,136		(13,622)	0		0	(13,622)
Issuances of long-term debt	0	35,703		35,703	0		(26)	35,677
Repayments of long-term debt	(2,394)	(18,324)		(20,718)	0		0	(20,718)
Issuances of common shares	0	0		0	725		0	725
Sale of treasury shares	0	0		0	323		8,835	9,158
Repurchase of treasury shares	0	0		0	(455)		(8,846)	(9,301)
Dividends paid	0	(145)		(145)	(493)		145	(493)
Other, net	(319)	868		549	153		(661)	41
Net cash provided by/(used in) financing activities of continuing operations	(20,896)	34,323		13,427	597		(736)	13,288
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(65)	(397)		(462)	(12)		2	(472)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(3,141)	24,863		21,722	(143)		142	21,721

Cash and due from banks at beginning of period	5,799	86,455		92,254	942		(868)	92,328
Cash and due from banks at end of period	2,658	111,318		113,976	799		(726)	114,049
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 145 million and CHF 41 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.